Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	1.37%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,499,856.49

Principal:
Principal Collections	$28,218,918.70
Prepayments in Full	$12,782,836.49
Liquidation Proceeds	$461,615.19
Recoveries	$30,838.97
Sub Total	$41,494,209.35
Collections	$43,994,065.84

Purchase Amounts:
Purchase Amounts Related to Principal	$304,270.96
Purchase Amounts Related to Interest	$1,064.70
Sub Total	$305,335.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,299,401.50

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,299,401.50
Servicing Fee	$1,022,128.50	$1,022,128.50	$0.00	$0.00	$43,277,273.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,277,273.00
Interest - Class A-2a Notes	$330,859.92	$330,859.92	$0.00	$0.00	$42,946,413.08
Interest - Class A-2b Notes	$136,181.66	$136,181.66	$0.00	$0.00	$42,810,231.42
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$42,181,893.92
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$41,965,093.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,965,093.92
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$41,877,080.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,877,080.59
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$41,813,938.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,813,938.59
Regular Principal Payment	$37,664,556.22	$37,664,556.22	$0.00	$0.00	$4,149,382.37
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,149,382.37
Residual Released to Depositor	$0.00	$4,149,382.37	$0.00	$0.00	$0.00
Total		$44,299,401.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,664,556.22
Total					$37,664,556.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,912,866.18	$67.28	$330,859.92	$0.83	$27,243,726.10	$68.11
Class A-2b Notes	$10,751,690.04	$67.28	$136,181.66	$0.85	$10,887,871.70	$68.13
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$37,664,556.22	$23.96	$1,463,334.41	$0.93	$39,127,890.63	$24.89

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$298,520,228.72	0.7463006	$271,607,362.54	0.6790184
Class A-2b Notes	$119,258,831.36	0.7463006	$108,507,141.32	0.6790184
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,083,369,060.08	0.6892581	$1,045,704,503.86	0.6652953

Pool Information
Weighted Average APR	2.445%	2.436%
Weighted Average Remaining Term	47.90	47.04
Number of Receivables Outstanding	55,632	54,694
Pool Balance	$1,226,554,199.43	$1,184,268,329.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,124,612,994.61	$1,086,314,150.34
Pool Factor	0.7139333	0.6893202

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$97,954,178.89
Targeted Overcollateralization Amount	$138,563,825.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$138,563,825.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		101	$518,228.86
(Recoveries)		32	$30,838.97
Net Loss for Current Collection Period			$487,389.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4768%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3499%
Second Prior Collection Period			0.3460%
Prior Collection Period			0.6018%
Current Collection Period			0.4852%
Four Month Average (Current and Prior Three Collection Periods)			0.4457%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,239	$3,971,805.34
(Cumulative Recoveries)			$230,431.03
Cumulative Net Loss for All Collection Periods			$3,741,374.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2178%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,205.65
Average Net Loss for Receivables that have experienced a Realized Loss			$3,019.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.83%	395	$9,883,227.62
61-90 Days Delinquent	0.11%	49	$1,248,788.65
91-120 Days Delinquent	0.03%	10	$316,603.42
Over 120 Days Delinquent	0.02%	8	$255,873.41
Total Delinquent Receivables	0.99%	462	$11,704,493.10

Repossession Inventory:
Repossessed in the Current Collection Period		34	$887,742.46
Total Repossessed Inventory		64	$1,616,512.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1077%
Prior Collection Period			0.1025%
Current Collection Period			0.1225%
Three Month Average			0.1109%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1538%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer